ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
July 27, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Highland Funds I (the “Registrant”) Post-Effective Amendment No. 2 to Registration Statement on Form N-14 (File Nos. 333-170427)
Ladies and Gentlemen:
On behalf of the Registrant, we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) on March 4, 2011 (the “Registration Statement”). The Amendment adds as an exhibit to the Registration Statement an opinion of counsel supporting the tax matters and consequences to shareholders of the reorganizations contemplated by the Registration Statement.
Please direct any questions regarding the enclosed materials to the undersigned at 617-235-4740.
Sincerely,
/s/ Adam Collicelli
Adam Collicelli, Esq.

cc:	Brian Mitts, Highland Capital Management, L.P. Elizabeth J. Reza, Esq. Jessica Reece, Esq.